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VIA EDGAR

May 2, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:     Variable Separate Account
        (Portion Relating to the Polaris Variable Annuity)
        Anchor National Life Insurance Company
        File Nos.  33-47473 and 811-3859

Ladies and Gentlemen:

        Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated May 1, 2002 for Variable Separate Account (the "Separate Account") contains no changes from the form of prospectus and statement of additional information for the Separate Account submitted in Post-Effective Amendment No. 21 under the Securities Act of 1933 and Amendment No. 38 under the Investment Company Act of 1940 to the Separate Account's registration statement on Form N-4 filed with the Securities and Exchange Commission on April 15, 2002 via EDGAR.

        Should you have any further questions regarding this filing, please do not hesitate to contact me at (310) 772-6613.

Very truly yours,


Suzanne Carroll
Associate Counsel